Income Taxes (Schedule Of Statutory Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Statutory tax rate	40.90%	31.90%	35.20%
Puerto Rico [Member]
Income Taxes [Line Items]
Statutory tax rate	20.00%	20.00%	20.00%
Argentina, Martinique, French Guyana, Guadeloupe, St Croix, St Thomas, Aruba And Curacao [Member]
Income Taxes [Line Items]
Statutory tax rate	35.00%	35.00%	35.00%
Brazil And Venezuela [Member]
Income Taxes [Line Items]
Statutory tax rate	34.00%	34.00%	34.00%
Colombia [Member]
Income Taxes [Line Items]
Statutory tax rate	34.00%	34.00%	33.00%
Costa Rica, Peru And Mexico [Member]
Income Taxes [Line Items]
Statutory tax rate	30.00%	30.00%	30.00%
Panama, Uruguay, Trinidad And Tobago And Netherlands [Member]
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Ecuador [Member]
Income Taxes [Line Items]
Statutory tax rate	22.00%	22.00%	23.00%
Chile [Member]
Income Taxes [Line Items]
Statutory tax rate	21.00%	20.00%	20.00%